Consolidated Statements of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Non-current assets
Property, plant and equipment	₨ 888,596	$ 13,648	₨ 877,127
Exploration and evaluation assets	159,305	2,447	98,852
Other intangible assets	8,303	128	6,378
Leasehold land	3,706	57	3,594
Deferred tax assets	58,635	901	77,582
Financial assets investments	1,595	24	695
Derivative financial assets			38
Current tax asset	33,894	521	28,176
Other non-current assets	43,907	673	35,016
Total non-current assets	1,197,941	18,399	1,127,458
Current assets
Inventories	119,884	1,841	97,266
Current tax asset	146	2	136
Trade and other receivables	84,263	1,294	60,276
Short-term investments	315,996	4,854	524,685
Derivative financial assets	1,524	23	91
Restricted cash and cash equivalents	2,483	38	11,747
Cash and cash equivalents	42,192	648	97,202
Total current assets	566,488	8,700	791,403
Total assets	1,764,429	27,099	1,918,861
Current liabilities
Short-term borrowings	313,700	4,818	413,126
Acceptances	94,173	1,446	113,304
Trade and other payables	256,058	3,933	285,794
Derivative financial liabilities	1,432	22	8,216
Retirement benefits	1,197	18	503
Provisions	1,435	22	1,131
Current tax liabilities	3,123	48	2,028
Total current liabilities	671,118	10,307	824,102
Net current assets / (liabilities)	(104,630)	(1,607)	(32,699)
Non-current liabilities
Long-term borrowings	267,888	4,114	332,654
Deferred tax liabilities	43,340	666	24,015
Retirement benefits	1,551	24	1,390
Provisions	22,029	338	19,233
Derivative financial liabilities	1,178	18	557
Other non-current liabilities	4,395	68	3,122
Total non-current liabilities	340,381	5,228	380,971
Total liabilities	1,011,499	15,535	1,205,073
Net assets	752,930	11,564	713,788
EQUITY
Share capital	3,718	57	3,718
Securities premium	190,452	2,925	190,452
Treasury shares	(2,607)	(40)	(1,034)
Share based payment reserve	1,773	27	1,548
Other components of equity	99,949	1,535	12,464
Retained earnings	302,281	4,643	369,390
Equity attributable to equity holders of the parent	595,566	9,147	576,538
Non-controlling interests	157,364	2,417	137,250
Total Equity	₨ 752,930	$ 11,564	₨ 713,788